Document and Entity Information	Aug. 23, 2019
Document And Entity Information [Line Items]
Entity Registrant Name	GOLDMAN SACHS GROUP INC
Amendment Flag	false
Entity Central Index Key	0000886982
Document Type	8-K
Document Period End Date	Aug. 23, 2019
Entity Incorporation, State or Country Code	DE
Entity File Number	001-14965
Entity Tax Identification Number	13-4019460
Entity Address, Address Line One	200 West Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10282
City Area Code	212
Local Phone Number	902-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common stock, par value $.01 per share
Trading Symbol	GS
Security Exchange Name	NYSE
Series A Floating Rate Preferred Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing 1/1,000th Interest in a Share of Floating Rate Non-Cumulative
Trading Symbol	GS PrA
Security Exchange Name	NYSE
Series C Floating Rate Preferred Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing 1/1,000th Interest in a Share of Floating Rate Non-Cumulative
Trading Symbol	GS PrC
Security Exchange Name	NYSE
Series D Floating Rate Preferred Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing 1/1,000th Interest in a Share of Floating Rate Non-Cumulative
Trading Symbol	GS PrD
Security Exchange Name	NYSE
Series J Five Point Five Zero Percentage Fixed To Floating Rate Preferred Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing 1/1,000th Interest in a Share of 5.50% Fixed-to-Floating Rate
Trading Symbol	GS PrJ
Security Exchange Name	NYSE
Series K Six Point Three Seven Five Percentage Fixed To Floating Rate Preferred Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing 1/1,000th Interest in a Share of 6.375% Fixed-to-Floating Rate
Trading Symbol	GS PrK
Security Exchange Name	NYSE
Series N Six Point Three Zero Percentage Preferred Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing 1/1,000th Interest in a Share of 6.30% Non-Cumulative Preferred
Trading Symbol	GS PrN
Security Exchange Name	NYSE
Five Point Seven Nine Three Percentage Fixed To Floating Rate Normal Apex [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	5.793% Fixed-to-Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman
Trading Symbol	GS/43PE
Security Exchange Name	NYSE
Floating Rate Normal Apex [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital III
Trading Symbol	GS/43PF
Security Exchange Name	NYSE
Series A Medium Term Notes Indexlinked Notes Due 2037 Of Gs Finance Corp [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Medium-Term Notes, Series A, Index-Linked Notes due 2037 of GS Finance Corp.
Trading Symbol	GCE
Security Exchange Name	NYSEArca
Series B Medium Term Notes Indexlinked Notes Due 2037 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Medium-Term Notes, Series B, Index-Linked Notes due 2037
Trading Symbol	GSC
Security Exchange Name	NYSEArca
Series E Medium Term Notes Indexlinked Notes Due 2028 Of Gs Finance Corp [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Medium-Term Notes, Series E, Index-Linked Notes due 2028 of GS Finance Corp.
Trading Symbol	FRLG
Security Exchange Name	NYSEArca